Interest-Bearing Liabilities - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Interest Bearing Liabilities [Line Items]
Borrowings	kr 38,041	kr 46,873
Commercial papers [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Borrowings	kr 1,607	2,014
Weighted average yield percent	2.788%
Subsidiaries [Member] | Short-term borrowings [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Borrowings	kr 700	kr 2,200
Parent company funding [member]
Disclosure Of Interest Bearing Liabilities [Line Items]
Weighted average interest rate of long term debt	5.88%	5.15%